Schedule of Investments(a)
September 30, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.05%
Building Products–0.04%
Resideo Technologies, Inc.(b)	650	$10,270
Commodity Chemicals–0.02%
AdvanSix, Inc.	161	5,004
Construction & Engineering–1.24%
Fluor Corp.(b)	7,926	290,884
Diversified Banks–0.60%
HSBC Holdings PLC, ADR (United Kingdom)	3,563	140,596
Health Care Distributors–0.22%
Cardinal Health, Inc.	586	50,876
Health Care Equipment–0.50%
Baxter International, Inc.	3,093	116,730
Health Care Services–0.91%
Cigna Group (The)	745	213,122
Industrial Conglomerates–3.06%
Honeywell International, Inc.	3,874	715,683
Industrial Gases–16.96%
Air Products and Chemicals, Inc.	13,988	3,964,199
Industrial Machinery & Supplies & Components–1.47%
SPX Technologies, Inc.(b)	4,220	343,508
Integrated Oil & Gas–7.15%
BP PLC, ADR (United Kingdom)	10,457	404,895
Exxon Mobil Corp.	10,761	1,265,278
		1,670,173
IT Consulting & Other Services–2.85%
International Business Machines Corp.	4,642	651,273
Kyndryl Holdings, Inc.(b)	931	14,058
		665,331
Oil & Gas Drilling–0.02%
Transocean Ltd.(b)	680	5,583
Oil & Gas Equipment & Services–6.44%
Baker Hughes Co., Class A	4,757	168,017
Shares		Value
Oil & Gas Equipment & Services–(continued)
Halliburton Co.	18,716	$757,998
Schlumberger N.V.	9,929	578,861
		1,504,876
Oil & Gas Exploration & Production–11.21%
APA Corp.	8,137	334,431
Hess Corp.	14,937	2,285,361
		2,619,792
Packaged Foods & Meats–15.26%
McCormick & Co., Inc.	47,133	3,565,140
Pharmaceuticals–15.95%
Johnson & Johnson	8,378	1,304,873
Merck & Co., Inc.	15,298	1,574,929
Organon & Co.	1,533	26,613
Pfizer, Inc.	23,831	790,474
Viatris, Inc.	2,960	29,186
		3,726,075
Semiconductors–9.01%
Intel Corp.	59,204	2,104,702
Specialty Chemicals–4.48%
International Flavors & Fragrances, Inc.	15,346	1,046,137
Timber REITs–1.66%
Weyerhaeuser Co.	12,644	387,665
Total Common Stocks & Other Equity Interests (Cost $338,875)		23,146,346
Money Market Funds–0.85%
Invesco Government & Agency Portfolio, Institutional Class, 5.26%(c)(d)	69,991	69,991
Invesco Liquid Assets Portfolio, Institutional Class, 5.38%(c)(d)	47,962	47,972
Invesco Treasury Portfolio, Institutional Class, 5.26%(c)(d)	79,990	79,990
Total Money Market Funds (Cost $197,948)		197,953
TOTAL INVESTMENTS IN SECURITIES–99.90% (Cost $536,823)		23,344,299
OTHER ASSETS LESS LIABILITIES—0.10%		22,820
NET ASSETS–100.00%		$23,367,119

Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Exchange Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value September 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$97,275	$437,325	$(464,609)	$-	$-	$69,991	$5,615
Invesco Liquid Assets Portfolio, Institutional Class	61,383	312,375	(325,785)	(25)	24	47,972	3,101
Invesco Treasury Portfolio, Institutional Class	111,171	499,800	(530,981)	-	-	79,990	5,260
Total	$269,829	$1,249,500	$(1,321,375)	$(25)	$24	$197,953	$13,976

(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2023.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Exchange Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions.  GAAP establishes a  hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels.  Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security.  These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs.  In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of September 30, 2023, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories).  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Exchange Fund